                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type.

1.  Name and address of issuer:  Colonial Separate Account B
                                 One Grant Place
                                 Concord, NH 03301

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the
    issuer, check the box but do not list series or classes):    [X]

3.  Investment Company Act File Number:  811-8470

    Securities Act File Number:  33-77496

4(a).     Last day of fiscal year for which this notice is filed:

          December 31, 1997

4(b).     [    ] Check box if this Form is being filed late (i.e. more than
          90 calendar days after the end of the issuer's fiscal year).
          (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).     [    ] Check box if this is the last time the issuer will be
          filing this Form.

5.  Calculation of registration fee:

      (i) Aggregate sale price of securities sold
          during the fiscal year pursuant to
          section 24(f):                             $     0
                                                      -----------

     (ii) Aggregate price of securities redeemed or
          repurchased during the fiscal year:        $     0
                                                      -----------

    (iii) Aggregate price of securities redeemed or
          repurchased during any PRIOR fiscal year
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:                                $
                                                      -----------

     (iv) Total available redemption credits [add
          Items 5(ii) and 5(iii):                          0
                                                     ------------

2 of 4

    (v) Net Sales - if Item 5(I) is greater than Item 5(iv)
        [subtract Item 5(iv) from Item 5(i)]:                    $      0
                                                                 ---------------

   (vi) Redemption credits available for use in future
        years -- if Item 5(i) is less than Item 5(iv)
        [subtract Item 5(iv) from Item 5(I)]:                    $(            )
                                                                 ---------------

  (vii) Multiplier for determining registration fee
        (See Instruction C.9):                                     x     .000295
                                                                     -----------

 (viii) Registration fee due (multiply Item 5(v) by
        Item 5(vii) (enter "0" if no fee is due):                 =$    0
                                                                     ===========

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of
    securities (number of shares or other units) deducted here:              .
    If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

7.  Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                +$     N/A
                                                                  --------------
8.  Total of the amount of the registration fee due plus any
    interest due [line 5(viii) plus line 7]:                    =$      0
                                                                  ==============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository: N/A

    Method of Delivery:  N/A

       [    ]  Wire Transfer
       [    ]  Mail or other means



                                  SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


By (Signature and Title)*


/s/ Thomas Elwood, Assistant Counsel
------------------------------------

Date: March 31, 1998

3 of 4